united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number	811-22549

Northern Lights Fund Trust II
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	2/28

Date of reporting period:	08/31/24

Item 1. Reports to Stockholders.

(a)

WOA All Asset I

Class I (WOAIX)

Semi-Annual Shareholder Report - August 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about WOA All Asset I for the period of March 1, 2024 to August 31, 2024. You can find additional information about the Fund at www.pathstone.com/WOAIX . You can also request this information by contacting us at 1-855-754-7935.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$153	1.53%

Fund Statistics

Net Assets	$50,385,730
Number of Portfolio Holdings	11
Advisory Fee	$266,653
Portfolio Turnover	38%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	98.1%
Money Market Funds	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
79.8%
Fixed Income
18.5%
Money Market Funds
1.9%
Liabilities in Excess of Other Assets
-0.2%

Value	Value
Liabilities in Excess of Other Assets	-0.2%
Money Market Funds	1.9%
Fixed Income	18.5%
Equity	79.8%

• May represent asset weighting given fund’s investment approach/investments in other investment companies.

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	34.2%
iShares 0-3 Month Treasury Bond ETF	18.5%
iShares Russell 2000 ETF	16.0%
Vanguard S&P 500 ETF	13.3%
iShares Core MSCI Europe ETF	6.8%
iShares MSCI Italy ETF	4.8%
First American Treasury Obligations Fund, Class X	1.9%
iShares MSCI Switzerland ETF	1.3%
iShares MSCI Emerging Markets ETF	1.2%
iShares MSCI France ETF	1.2%

Material Fund Changes

No material changes occurred during the period ended August 31, 2024.

WOA All Asset I - Class I (WOAIX)

Semi-Annual Shareholder Report - August 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.pathstone.com/WOAIX  ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083124-WOAIX

(b)	Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 7.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

WOA All Asset I

Class I shares: WOAIX

Semi-Annual Financial Statements

August 31, 2024

1-855-754-7935

Distributed by Northern Lights Distributors, LLC

Member FINRA

WOA ALL ASSET
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 98.3%
	EQUITY - 79.8%
56,675	iShares Core MSCI Europe ETF	$3,430,538
18,966	iShares MSCI Australia ETF	490,650
14,447	iShares MSCI Emerging Markets ETF	626,566
14,764	iShares MSCI France ETF	588,788
62,329	iShares MSCI Italy ETF	2,421,482
11,876	iShares MSCI Switzerland ETF	627,647
36,560	iShares Russell 2000 ETF	8,046,125
30,585	SPDR S&P 500 ETF Trust	17,240,153
12,978	Vanguard S&P 500 ETF	6,723,123
		40,195,072
	FIXED INCOME - 18.5%
92,487	iShares 0-3 Month Treasury Bond ETF	9,317,140

	TOTAL EXCHANGE-TRADED FUNDS (Cost $41,596,534)	49,512,212

Shares		Fair Value
	SHORT-TERM INVESTMENT — 1.9%
	MONEY MARKET FUND - 1.9%
957,550	First American Treasury Obligations Fund, Class X, 5.18% (Cost $957,550)(a)	957,550

	TOTAL INVESTMENTS - 100.2% (Cost $42,554,084)	$50,469,762
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(84,032)
	NET ASSETS - 100.0%	$50,385,730

(a)	Rate disclosed is the seven day effective yield as of August 31, 2024.

ETF – Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

WOA All Asset 1
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2024

ASSETS
Investment in securities at value (identified cost $42,554,084)	$50,469,762
Dividends and interest receivable	2,283
Prepaid expenses and other assets	43,593
TOTAL ASSETS	50,515,638

LIABILITIES
Investment advisory fees payable	40,921
Payable to related parties	48,967
Accrued expenses and other liabilities	40,020
TOTAL LIABILITIES	129,908
NET ASSETS	$50,385,730

Net Assets Consist Of:
Paid in capital	$34,806,847
Accumulated earnings	15,578,883
NET ASSETS	$50,385,730

Net Asset Value Per Share:
Class I Shares:
Net Assets	$50,385,730
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	4,774,305
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.55	(a)

(a)	The Net Asset Value (“NAV”) and offering price shown above differs from the traded NAV on August 30, 2024 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes which are an integral part of these financial statements.

WOA All Asset 1
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended August 31, 2024

INVESTMENT INCOME
Dividends	$807,160
Interest	19,175
TOTAL INVESTMENT INCOME	826,335

EXPENSES
Investment advisory fees	266,653
Administrative services fees	36,404
Accounting services fees	16,227
Legal fees	15,725
Trustees fees and expenses	9,776
Compliance officer fees	9,761
Transfer agent fees	9,594
Audit fees	8,547
Third party administrative servicing fees	7,789
Custodian fees	7,281
Registration fees	5,925
Printing and postage expenses	3,329
Other expenses	9,780
TOTAL EXPENSES	406,791

NET INVESTMENT INCOME	419,544

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	3,546,889
Net change in unrealized depreciation on investments	(802,439)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,744,450

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,163,994

See accompanying notes which are an integral part of these financial statements.

WOA All Asset 1
STATEMENTS OF CHANGES IN NET ASSETS

	For The	For The
	Six Months Ended	Year Ended
	August 31, 2024	February 29, 2024
	(Unaudited)
FROM OPERATIONS
Net investment income	$419,544	$1,075,269
Net realized gain from security transactions	3,546,889	20,461,574
Net change in unrealized depreciation of investments	(802,439)	(9,866,100)
Net increase in net assets resulting from operations	3,163,994	11,670,743

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid
Class I	—	(15,004,259)
Net decrease in net assets resulting from distributions to shareholders	—	(15,004,259)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	448,383	6,543,542
Net asset value of shares issued in reinvestment of distributions:
Class I	—	9,607,067
Payments for shares redeemed:
Class I	(10,513,903)	(33,389,059)
Net decrease in net assets resulting from shares of beneficial interest	(10,065,520)	(17,238,450)

TOTAL DECREASE IN NET ASSETS	(6,901,526)	(20,571,966)

NET ASSETS
Beginning of Period	57,287,256	77,859,222
End of Period	$50,385,730	$57,287,256

SHARE ACTIVITY
Class I:
Shares sold	44,299	671,538
Shares reinvested	—	990,419
Shares redeemed	(1,037,172)	(3,278,774)
Net decrease in shares of beneficial interest outstanding	(992,873)	(1,616,817)

See accompanying notes which are an integral part of these financial statements.

WOA All Asset 1
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For The		For The	For The	For The	For The		For The
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended		Year Ended
	August 31, 2024		February 29, 2024	February 28, 2023	February 28, 2022	February 28, 2021		February 29, 2020
	(Unaudited)
Net asset value, beginning of period	$9.93		$10.54	$12.63	$12.37	$11.12		$11.94
Activity from investment operations:
Net investment income (1)(4)	0.08		0.17	0.06	0.07	0.02		0.13
Net realized and unrealized gain (loss) on investments	0.54		1.72	(1.06)	0.27	1.25		(0.15)
Total from investment operations	0.62		1.89	(1.00)	0.34	1.27		(0.02)
Less distributions from:
Net investment income	—		(0.25)	—	(0.08)	(0.02)		(0.17)
Net realized gains	—		(2.25)	(1.09)	—	—		(0.63)
Total distributions	—		(2.50)	(1.09)	(0.08)	(0.02)		(0.80)
Net asset value, end of period	$10.55		$9.93	$10.54	$12.63	$12.37		$11.12
Total return (2)	6.24	% (6)	18.47%	(7.52)%	2.70%	11.43	% (5)	(0.59	)% (5)
Net assets, at end of period (000s)	$50,386		$57,287	$77,859	$143,434	$221,497		$230,133
Ratio of net expenses to average net assets (3)	1.53	% (7)	1.39%	1.28%	1.20%	1.19%		1.20%
Ratio of net investment income to average net assets (3)(4)	1.57	% (7)	1.57%	0.51%	0.53%	0.17%		1.03%
Portfolio Turnover Rate	38	% (6)	136%	169%	45%	141%		285%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(3)	Does not include the expenses of other investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(6)	Not annualized.

(7)	Annualized for periods less than one full year.

See accompanying notes which are an integral part of these financial statements.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2024

1.	ORGANIZATION

The WOA All Asset I Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund seeks maximum total returns, which consists of capital appreciation and current income. The Fund commenced operations on April 24, 2012. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The Fund currently offers one class of shares, the Class I shares. Class I shares are offered at net asset value without an initial sales charge.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ

Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued- at the mean between the current bid and ask prices on the day of valuation. Short term debt obligations, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Fund of Funds –The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

The Fund utilizes various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$49,512,212	$—	$—	$49,512,212
Short-Term Investment	957,550	—	—	957,550
Total	$50,469,762	$—	$—	$50,469,762

The Fund did not hold any Level 3 securities during the period.

*	Please refer to the Portfolio of Investments for industry classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually in December. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended February 28, 2021, to February 28, 2023, or expected to be taken in the Fund’s February 29, 2024, year-end tax return. The Fund has identified its major tax jurisdictions as U.S. Federal and Ohio, however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $20,105,421 and $29,885,090 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pathstone Family Office, LLC. (“Pathstone”) serves as investment adviser (“the “Advisor”) to the Fund, pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Advisor (the “Advisory Agreement”).

As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of average daily net assets. For the six months ended August 31, 2024, the Fund incurred $266,653 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until June 30, 2025, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.50%.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Funds operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. If the Fund’s operating expenses subsequently exceed the expense limitation, the reimbursements for the Fund shall be suspended. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. As of August 31, 2024, there were no previously waived fees or reimbursed expenses available for recapture.

Distributor – The Board has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). The Plan provides that a monthly service and/or distribution fee is calculated

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

by the Fund at an annual rate of up to 0.10% of the average daily net assets of the Fund’s Class I shares. Currently, the Fund’s Board of Trustees has set the 12b-1 fee level at 0.00% of the Fund’s Class I shares average daily net assets. The Fund will give Class I shareholders 30 days’ prior written notice before raising the distribution fee under the 12b-1 Plan. The Fund will pay Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts, not otherwise required to be provided by the Adviser. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended August 31, 2024, the Fund did not incur any distribution fees for Class I shares.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agent services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	February 29, 2024	February 28, 2023
Ordinary Income	$1,500,546	$—
Long-Term Capital Gain	13,503,713	8,668,943
	$15,004,259	$8,668,943

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

As of February 29, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$1,812,602	$2,224,088	$(89,665)	$—	$—	$8,467,864	$12,414,889

The difference between book basis and tax basis undistributed net investment loss, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $89,665.

At February 29, 2024, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$—	$—	$—	$2,047,303

Permanent book and tax differences, primarily attributable to the tax treatment of equalization credits resulted in reclassifications for the Funds for the year ended February 29, 2024 as follows:

Paid
In	Distributable
Capital	Earnings
$777,472	$(777,472)

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$42,804,337	$7,665,425	$—	$7,665,425

7.	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The WOA All Asset I Fund currently seeks to achieve its investment objective by investing a portion of its assets in the SPDR S&P 500 ETF Trust (“S&P 500”). The Fund may redeem the securities at any time if the Adviser determines that it is in the best interest of the WOA All Asset I and its shareholders to do so.

WOA All Asset I

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2024

The performance of WOA All Asset I will be directly affected by the performance of the S&P 500. The annual report of the S&P 500, along with the report of the independent registered public accounting firm is included in the security’s N-CSRs available at www.sec.gov. As of August 31, 2024, the percentage of WOA All Asset I’s net assets invested in S&P 500 was 34.2%.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-754-7935 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-855-754-7935.

INVESTMENT ADVISOR

Pathstone Family Office, LLC

145 Lincoln Avenue, Suite A

Winter Park, Florida 32789

ADMINISTRATOR

Ultimus Fund Solutions, LLC

4221 North 203rd Street Suite 100

Elkhorn, Nebraska 68022

WOA-SA24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/8/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Kevin E. Wolf
Kevin E. Wolf, Principal Executive Officer/President

Date	11/8/24

By (Signature and Title)
/s/ Erik Naviloff
Erik Naviloff, Principal Financial Officer/ Treasurer

Date	11/8/24